Common Stock and Warrants (Details - Warrants issued and outstanding)	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Subscription Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	5/25/2021
Expiration date	5/31/2024
Exercise price | $ / shares	$ 0.15
Valuation | $	$ 121,656
Volatility	119.00%
Warrants issued	6,250,000
Subscription Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	9/30/2021
Expiration date	5/31/2024
Exercise price | $ / shares	$ 0.15
Valuation | $	$ 61,198
Volatility	119.00%
Warrants issued	3,108,700
Subscription Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/14/2022
Expiration date	4/13/2025
Exercise price | $ / shares	$ 0.15
Valuation | $	$ 180,405
Volatility	118.00%
Warrants issued	6,250,000
Subscription Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	8/12/2022
Expiration date	8/12/2024
Exercise price | $ / shares	$ 0.12
Valuation | $	$ 86,929
Volatility	124.00%
Warrants issued	3,247,500
Subscription Warrants 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	8/31/2022
Expiration date	8/31/2024
Exercise price | $ / shares	$ 0.12
Valuation | $	$ 63,022
Volatility	125.00%
Warrants issued	2,300,000
Subscription Warrants 6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	9/14/2022
Expiration date	9/14/2024
Exercise price | $ / shares	$ 0.12
Valuation | $	$ 75,738
Volatility	124.00%
Warrants issued	2,760,200
Subscription Warrants 7 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	10/24/2022
Expiration date	10/24/2024
Exercise price | $ / shares	$ 0.12
Valuation | $	$ 14,179
Volatility	122.00%
Warrants issued	500,000
Broker Warrants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	5/25/2021
Expiration date	5/31/2023
Exercise price | $ / shares	$ 0.15
Warrants issued	173,810
Broker Warrants 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	9/30/2021
Expiration date	9/30/2023
Exercise price | $ / shares	$ 0.15
Warrants issued	91,000
Broker Warrants 3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	4/14/2022
Expiration date	4/13/2025
Exercise price | $ / shares	$ 0.15
Warrants issued	70,000
Broker Warrants 4 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	8/31/2022
Expiration date	8/31/2024
Exercise price | $ / shares	$ 0.12
Warrants issued	104,250
Broker Warrants 5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued date	9/14/2022
Expiration date	9/14/2024
Exercise price | $ / shares	$ 0.12
Warrants issued	80,100
Broker Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation | $	$ 603,127
Warrants issued	24,935,560